SABA CLOSED-END FUNDS ETF SCHEDULE OF INVESTMENTS (Unaudited) August 31, 2025

Closed End Funds — 77.9%	Shares	Fair Value
Alternative — 11.5%
BlackRock ESG Capital Allocation Term Trust(a)	2,048,168	$33,774,290
Destra Multi-Alternative Fund	267,238	2,324,971
		36,099,261
Equity — 38.8%
abrdn Emerging Markets ex China Fund, Inc.	4,294	26,236
abrdn Healthcare Investors(a)	80,556	1,332,396
abrdn Japan Equity Fund, Inc.,	142,750	1,154,848
Adams Diversified Equity Fund, Inc. (a)	363,597	7,886,419
Adams Natural Resources Fund, Inc.	14,078	311,124
ASA Gold and Precious Metals Ltd.	575,128	21,642,066
BlackRock Enhanced Global Dividend Trust(a)	261,041	3,015,024
BlackRock Enhanced International Dividend Trust	23,405	134,813
BlackRock Resources & Commodities Strategy Trust	241,227	2,438,805
BlackRock Science and Technology Term Trust(a)	206,178	4,546,225
Clough Global Equity Fund	76,592	567,547
Gabelli Dividend & Income Trust (The) (a)	584,150	15,737,000
Gabelli Healthcare & WellnessRx Trust (The)	254,986	2,414,717
GAMCO Natural Resources Gold & Income Trust	42,849	292,659
General American Investors Company, Inc. (a)	193,877	11,652,008
Japan Smaller Capitalization Fund, Inc.	225,339	2,413,381
John Hancock Diversified Income Fund	6,027	64,971
Kayne Anderson Energy Infrastructure Fund	3,621	45,371
Korea Fund, Inc. (The)	2,292	62,663
Mexico Equity and Income Fund, Inc. (The)	1,943	21,626
Mexico Fund, Inc. (The)	139,390	2,535,504
Morgan Stanley China A Share Fund, Inc.	21,100	325,995
Morgan Stanley India Investment Fund, Inc.	67,957	1,783,871
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	1,741	15,199
Neuberger Berman Next Generation Connectivity Fund, Inc. (a)	740,885	10,979,916
New Germany Fund, Inc. (The)	174,687	2,038,597
Nuveen Dow 30sm Dynamic Overwrite Fund	89,752	1,322,944
NYLI CBRE Global Infrastructure Megatrends Term Fund(a)	510,491	7,432,749
Principal Real Estate Income Fund	84,193	884,868
Royce Micro-Cap Trust, Inc.	106,842	1,086,583
Royce Value Trust, Inc.	179,032	2,875,254
Taiwan Fund, Inc. (The)	22,534	1,132,334
Tekla Life Sciences Investors(a)	268,088	3,739,828
Templeton Dragon Fund, Inc.	70,425	788,056
Tortoise Energy Infrastructure Corporation(a)	41,179	1,755,461
Total Return Securities, Inc.	23,649	142,840
Tri-Continental Corporation	108,639	3,643,752
Voya Asia Pacific High Dividend Equity Income Fund	320,521	2,323,777
Voya Emerging Markets High Dividend Equity Fund	176,295	1,052,481
Wells Fargo Global Dividend Opportunity Fund	72,555	415,015
		122,034,923
Fixed Income — 19.1%
AllianceBernstein National Municipal Income Fund, Inc.	217,913	2,261,937
Bancroft Fund Ltd.	30,891	650,256
BlackRock California Municipal Income Trust(a)	585,715	6,109,007
BlackRock Municipal 2030 Target Term Trust	53,509	1,196,996
BlackRock MuniHoldings California Quality Fund, Inc.	39,376	405,573

Closed End Funds — 77.9% (continued)	Shares	Fair Value
Fixed Income — 19.1% (continued)
BlackRock MuniHoldings New York Quality Fund, Inc.	1,500	$ 14,460
BlackRock MuniVest Fund II, Inc.	21,929	226,527
BlackRock MuniYield New York Quality Fund, Inc.	780	7,270
BlackRock New York Municipal Income Trust	167	1,598
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	75,828	759,797
BNY Mellon Strategic Municipal Bond Fund, Inc.	335,561	1,905,986
BNY Mellon Strategic Municipals, Inc.	429,809	2,557,364
Delaware Investments National Municipal Income Fund	17,184	164,966
Eaton Vance California Municipal Bond Fund(a)	576,346	5,236,103
Eaton Vance California Municipal Income Trust	56,366	535,195
Eaton Vance New York Municipal Bond Fund(a)	535,515	5,060,617
Ellsworth Growth and Income Fund Ltd.	186,638	2,060,484
Federated Hermes Premier Municipal Income Fund	32,801	349,659
Highland Opportunities and Income Fund	426,827	2,624,986
MFS High Income Municipal Trust	137,736	488,963
MFS Municipal Income Trust	51,794	268,811
Neuberger Berman Municipal Fund, Inc.	94,851	937,128
Nuveen New Jersey Quality Municipal Income Fund(a)	319,759	3,651,648
Nuveen Pennsylvania Quality Municipal Income Fund(a)	347,696	3,810,748
PIMCO California Municipal Income Fund	90,123	746,218
PIMCO Dynamic Income Strategy Fund(a)	577,594	14,260,795
PIMCO New York Municipal Income Fund II	56,709	374,279
Pioneer Diversified High Income Fund, Inc.	3,531	45,197
Pioneer Floating Rate Trust	34,758	344,104
Pioneer High Income Trust	37,503	312,025
Saba Capital Income & Opportunities Fund II(b)	302,398	2,791,134
Virtus Convertible & Income Fund	4,309	63,773
		60,223,604
Mixed Allocation — 8.5%
Allspring Utilities and High Income Fund	11,257	135,309
Bexil Investment Trust	27,325	392,114
BlackRock Capital Allocation Term Trust(a)	432,706	6,503,571
Calamos Global Dynamic Income Fund	13,497	98,663
Calamos Long/Short Equity & Dynamic Income Trust	11,330	189,438
Clough Global Dividend and Income Fund	7,963	46,345
Clough Global Opportunities Fund	68,177	379,064
Nuveen Multi-Asset Income Fund(a)	636,594	8,052,914
Tortoise Sustainable and Social Impact Term Fund	181,675	2,205,535
Virtus Dividend Interest & Premium Strategy Fund(a)	662,729	8,668,494
Virtus Total Return Fund, Inc.	5,142	32,806
		26,704,253
Total Closed End Funds
(Cost $212,801,684)		245,062,041

Total Investments — 77.9%
(Cost $212,801,684)		245,062,041

SABA CLOSED-END FUNDS ETF SCHEDULE OF INVESTMENTS (Unaudited) (Continued) August 31, 2025

Exchange-Traded Funds Short — (6.6)%	Shares	Fair Value
Equity — (6.6)%
VanEck Gold Miners ETF	(330,951)	$(20,906,175)

Total Exchange-Traded Funds Short (Proceeds $14,998,625)		(20,906,175)

Other Assets in Excess of Liabilities — 28.7%		90,405,835

Total Net Assets — 100.0%		$314,561,701

(a)	All or a portion of this security is pledged as collateral for borrowings as of August 31, 2025. The aggregate value of those securities was $83,894,824, representing 26.7% of net assets.
(b)	Affiliated issuer.

SABA CLOSED-END FUNDS ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2025

Short Futures Contracts	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
FUTURES
CBOT 10 Year US Treasury Note	(229)	December 2025	$ (25,783,969)	$ (25,762,500)	$ 21,469
CBOT 5 Year US Treasury Note	(378)	December 2025	(41,379,207)	(41,379,188)	19
CME E-mini Russell 2000 Index Futures	(45)	September 2025	(4,766,850)	(5,332,050)	(565,200)
CME E-Mini Standard & Poor's 500 Index Future	(50)	September 2025	(15,223,125)	(16,181,875)	(958,750)
Total Short Futures Contracts			$ (87,153,151)	$ (88,655,613)	(1,502,462)